Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt

In millions		Maturity	US$ denominated amount		As at December 31,	2025	2024
Notes and debentures (1)
Canadian National series (2)
2.80%	10-year notes	Sep 22, 2025				—	350
2.75%	10-year notes	Mar 1, 2026	US$	500		686	719
6.90%	30-year notes	Jul 15, 2028	US$	475		652	683
3.20%	10-year notes	Jul 31, 2028				350	350
3.00%	10-year notes	Feb 8, 2029				350	350
4.60%	5-year notes	May 2, 2029				700	700
4.15%	7-year notes	May 10, 2030				550	550
3.50%	5-year notes	Jun 10, 2030				500	—
4.20%	5-year notes	Mar 12, 2031	US$	300		412	—
7.38%	30-year debentures	Oct 15, 2031	US$	200		274	288
3.85%	10-year notes	Aug 5, 2032	US$	800		1,098	1,151
4.40%	10-year notes	May 10, 2033				400	400
5.85%	10-year notes	Nov 1, 2033	US$	300		412	431
6.25%	30-year notes	Aug 1, 2034	US$	500		686	719
4.38%	10-year notes	Sep 18, 2034	US$	750		1,029	1,079
4.20%	10-year notes	Jun 10, 2035				500	—
4.75%	10-year notes	Nov 12, 2035	US$	400		549	—
6.20%	30-year notes	Jun 1, 2036	US$	450		618	647
6.71%	Puttable Reset Securities PURSSM	Jul 15, 2036	US$	250		343	360
6.38%	30-year debentures	Nov 15, 2037	US$	300		412	431
3.50%	30-year notes	Nov 15, 2042	US$	250		343	360
4.50%	30-year notes	Nov 7, 2043	US$	250		343	360
3.95%	30-year notes	Sep 22, 2045				400	400
3.20%	30-year notes	Aug 2, 2046	US$	650		892	935
3.60%	30-year notes	Aug 1, 2047				500	500
3.65%	30-year notes	Feb 3, 2048	US$	600		823	863
3.60%	30-year notes	Jul 31, 2048				450	450
4.45%	30-year notes	Jan 20, 2049	US$	650		892	935
3.60%	30-year notes	Feb 8, 2049				450	450
3.05%	30-year notes	Feb 8, 2050				450	450
2.45%	30-year notes	May 1, 2050	US$	600		823	863
4.40%	30-year notes	Aug 5, 2052	US$	700		961	1,007
4.70%	30-year notes	May 10, 2053				800	800
6.13%	30-year notes	Nov 1, 2053	US$	300		412	431
5.10%	30-year notes	May 2, 2054				550	550
4.00%	50-year notes	Sep 22, 2065				100	100
Illinois Central series
7.70%	100-year debentures	Sep 15, 2096	US$	125		172	180
BC Rail series
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						20,724	19,684
Other
Commercial paper						124	721
Finance leases						5	7
Equipment loans and other (4)						1,365	1,489
Total debt, gross						22,218	21,901
Fair value hedging adjustment (5)						(11)	—
Net unamortized discount and debt issuance costs (3)						(1,001)	(1,007)
Total debt (5)						21,206	20,894
Less: Current portion of long-term debt						906	1,166
Total long-term debt						$20,300	$19,728
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2025, these notes were recorded as a discounted debt of $17 million (2024 - $16 million) using an imputed interest rate of 5.75% (2024 - 5.75%). The discount of $825 million (2024 - $826 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $1,329 million (2024 - $1,449 million) of equipment loans under the non-revolving credit facilities. Also included is $36 million (2024 - $40 million) of other loans payable monthly at a weighted average interest rate of 2.30% (2024 - 2.35%).
(5)See Note 22 – Financial instruments.
Notes and debentures
For the year ended December 31, 2025, the Company issued and repaid the following:
•On November 12, 2025, issuance of US$300 million ($421 million) 4.20% Notes due 2031 and US$400 million ($561 million) 4.75% Notes due 2035 in the U.S. capital markets, which resulted in total net proceeds of $970 million;
•On September 22, 2025, repayment of $350 million 2.80% Notes due 2025 upon maturity; and
•On June 10, 2025, issuance of $500 million 3.50% Notes due 2030 and $500 million 4.20% Notes due in 2035 in the Canadian capital markets, which resulted in total net proceeds of $995 million.

For the year ended December 31, 2024, the Company issued and repaid the following:
•On November 21, 2024, repayment of US$350 million ($490 million) 2.95% Notes due 2024 upon maturity;
•On September 18, 2024, issuance of US$750 million ($1,020 million) 4.38% Notes due 2034 in the U.S. capital markets, which resulted in total net proceeds of $1,011 million; and
•On May 2, 2024, issuance of $700 million 4.60% Notes due 2029 and $550 million 5.10% Notes due 2054 in the Canadian capital markets, which resulted in total net proceeds of $1,242 million.

Revolving credit facilities
The Company has unsecured revolving credit facilities with a consortium of lenders. The unsecured credit facility of $2.5 billion is available for general corporate purposes and backstopping the Company's commercial paper programs. The facility consists of two tranches of $1.25 billion and was amended on March 28, 2025 to extend the tenor of each tranche by one year to, respectively, March 31, 2028 and March 31, 2030. This revolving credit facility agreement is structured as a sustainability linked loan whereby its applicable margins are adjusted up or down based on the Company's performance under certain sustainability goals. The unsecured credit facility of $1.0 billion is available for general corporate purposes and was amended on March 28, 2025 to extend its tenor by one year to March 17, 2027.

Subject to the consent of the individual lenders, the Company may increase the revolving credit facilities by an additional $500 million each during their respective terms and to request an extension of the $2.5 billion credit facility once a year to maintain the tenors of three year and five year of the respective tranches.

As at December 31, 2025 and 2024, the Company had no outstanding borrowings under these revolving credit facilities and there were no draws in 2025 and 2024.

Both revolving credit facility agreements have one financial covenant, which limits debt as a percentage of total capitalization. As at December 31, 2025, the Company was in compliance with its financial covenant.

Equipment loans
The Company has various secured non-revolving term loan credit facilities for financing or refinancing the purchase of equipment. The equipment loans made under the non-revolving credit facilities have a tenor at inception varying from 15 to 20 years and are secured by rolling stock. Borrowings under the non-revolving term loan facilities are provided at Secured Overnight Financing Rate (SOFR) or Canadian Overnight Repo Rate Average (CORRA) plus applicable margins.

On March 22, 2024, the Company issued a $412 million equipment loan and on October 29, 2024, the Company issued a $366 million equipment loan under these facilities. In 2025, the Company repaid $88 million (2024 - $63 million) of its equipment loans. As at December 31, 2025, the Company had outstanding borrowings of $1,329 million (2024 - $1,449 million), at a weighted-average interest rate of 3.85% (2024 - 4.79%), and had no further amounts available to be drawn under these facilities (2024 - $nil).

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's $2.5 billion revolving credit facility. The maximum aggregate principal amount of commercial paper that can be issued is $2.5 billion, or the US dollar equivalent, on a combined basis.

As at December 31, 2025 and 2024, the Company had total commercial paper borrowings of US$90 million ($124 million) and US$501 million ($721 million), respectively, at a weighted-average interest rate of 3.79% and 4.73%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.

In millions	Year ended December 31,	2025	2024	2023
Commercial paper with maturities less than 90 days
Issuance		$25,471	$18,564	$13,767
Repayment		(25,859)	(19,851)	(13,090)
Change in commercial paper with maturities less than 90 days, net		$(388)	$(1,287)	$677
Commercial paper with maturities of 90 days or greater
Issuance		$—	$1,682	$1,871
Repayment		(224)	(1,776)	(1,640)
Change in commercial paper with maturities of 90 days or greater, net		$(224)	$(94)	$231
Change in commercial paper, net		$(612)	$(1,381)	$908

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On March 28, 2025, the Company extended the term of its agreement by one year to February 2, 2027.

The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month and the interest on borrowings under the accounts receivable securitization program is renewed based on commercial paper rates then in effect, or CORRA or SOFR if the commercial paper market is inaccessible.

During the year ended December 31, 2025, the Company had no proceeds from the accounts receivable securitization program (2024 - $450 million) and no repayments (2024 - $450 million).

As at December 31, 2025 and 2024, the Company had no outstanding borrowings under the accounts receivable securitization program.

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 28, 2025, the Company extended the maturity date of its committed bilateral letter of credit facility agreements to April 28, 2028. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit outstanding.

As at December 31, 2025, the Company had outstanding letters of credit of $321 million (2024 - $329 million) under the committed facilities from a total available amount of $362 million (2024 - $366 million) and $153 million (2024 - $142 million) under the uncommitted facilities.

Debt maturities

In millions	Debt (1)
2026	$902
2027	77
2028	1,079
2029	1,129
2030	1,130
2031 & thereafter	16,884
Total	21,201
Finance lease liabilities (2)	5
Total debt	$21,206
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 – Leases for maturities of finance lease liabilities.
Amount of US dollar-denominated debt

In millions	As at December 31,		2025		2024
Notes and debentures		US$	9,350	US$	8,650
Commercial paper			90		501
Finance lease liabilities			4		5
Equipment loans and other			473		506
Total amount of US dollar-denominated debt in US$		US$	9,917	US$	9,662
Total amount of US dollar-denominated debt in C$			$13,610		$13,898